Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
The components of the Company’s loss from continuing operations before income taxes, equity in affiliates and noncontrolling interests by taxing jurisdiction for the years ended December 31, were:

	2012	2011	2010
Loss:
US	$(36,660)	$(17,460)	$(2,467)
Non-US	(25,920)	(13,775)	1,259
	$(62,580)	$(31,235)	$(1,208)

Schedule Of Components Of Income Taxes Provision Benefit [Table Text Block]
The provision (benefit) for income taxes by taxing jurisdiction for the years ended December 31, were:

	2012	2011	2010
Current tax provision
US federal	$—	$—	$—
US state and local	802	894	368
Non-US	329	557	4,840
	1,131	1,451	5,208
Deferred tax provision (benefit):
US federal	2,150	45,110	428
US state and local	299	7,750	501
Non-US	5,973	(12,576)	(6,302)
	8,422	40,284	(5,373)
Income tax provision (benefit)	$9,553	$41,735	$(165)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of income tax expense using the statutory Canadian federal and provincial income tax rate compared with actual income tax expense for the years ended December 31, is as follows:

	2012	2011	2010
Loss from continuing operations before income taxes, equity in affiliates and noncontrolling interest	$(62,580)	$(31,235)	$(1,208)
Statutory income tax rate	26.5%	31.0%	31.0%
Tax benefit using statutory income tax rate	(16,584)	(9,683)	(374)
State and foreign taxes	1,132	1,450	1,909
Non-deductible stock-based compensation	7,698	7,144	4,941
Other non-deductible expense	1,176	1,482	890
Change to valuation allowance on items affecting taxable income (1)	15,578	44,118	(7,986)
Effect of the change in tax rate	2,168	—	—
Additional tax reserve	—	—	4,100
Noncontrolling interests	(1,593)	(2,368)	(3,123)
Other, net	(22)	(408)	(522)
Income tax expense (benefit)	$9,553	$41,735	$(165)
Effective income tax rate	15.3%	133.6%	13.7%

(1)	Included in the change in valuation allowance in 2010 is $3,188 relating to the reversal of the valuation allowance as a result of a non-taxable acquisition.

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The tax effects of significant temporary differences representing deferred tax assets and liabilities at December 31, were as follows:

	2012	2011
Deferred tax assets:
Capital assets and other	$34,563	$33,567
Net operating loss carry forwards	43,280	50,274
Interest deductions	19,285	17,255
Deferred acquisition consideration	21,418	5,070
Stock compensation	2,317	2,356
Pension plan	2,168	—
Unrealized foreign exchange	843	753
Capital loss carry forwards	17,408	16,921
Accounting reserves	4,721	6,493
Gross deferred tax asset	146,003	132,689
Less: valuation allowance	(134,761)	(113,585)
Net deferred tax assets	11,242	19,104
Deferred tax liabilities:
Deferred finance charges	(449)	(514)
Capital assets	(348)	(417)
Goodwill amortization	(53,875)	(53,181)
Total deferred tax liabilities	(54,672)	(54,112)
Net deferred tax asset (liability)	$(43,430)	$(35,008)
Disclosed as:
Deferred tax assets	$9,637	15,767
Deferred tax liabilities	(53,067)	(50,775)
	$(43,430)	$(35,008)

ScheduleOfChangesInTaxReserve [Table Text Block]
The Company identified an uncertainty relating to the future tax deductibility of certain intercompany interest and fees, to the extent that such future benefit will be established, the resolution of this position will have no effect with respect to the financial statements.

Changes in the Company’s reserve is as follows:
Balance December 31, 2009	$617
Charges to income tax expense	3,007
Balance December 31, 2010	3,624
Charges to income tax expense	—
Balance December 31, 2011	3,624
Charges to income tax expense	—
Settlement of uncertainty	(551)
Balance December 31, 2012	$3,073